SUMMARY OF WARRANT AND STOCK OPTION ACTIVITY (Details) - $ / shares		12 Months Ended
		Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Derivative Liabilities
Number of Warrants, Outstanding, Beginning Balance		1,216,845,661	619,523,492
Weighted Average Exercise Price, Outstanding Beginning Balance		$ 0.06	$ 0.03
Weighted Average Remaining Years, Outstanding		1 year 11 months 12 days	2 years 4 months 17 days	2 years 9 months 21 days
Number of Warrants, Issued		94,000,000	1,008,324,212
Weighted Average Exercise Price, Issued		$ 0.010	$ 0.06
Weighted Average Remaining Years, Issued		4 years 8 months 8 days	2 years 5 months 19 days
Number of Warrants, Exercised		(108,378,210)	(411,000,000)
Weighted Average Exercise Price, Exercised		$ 0.011	$ 0.06
Weighted Average Remaining Years, Exercised		2 years 5 months 8 days	1 year 8 months 12 days
Number of Warrants, Forfeited and cancelled		(955,000,000)	(2,043)
Weighted Average Exercise Price,Forfeited and cancelled		$ 0.008
Number of Warrants, Adjusted	[1]		66,750,000
Weighted Average Exercise Price, Adjusted	[1]	$ 0.011
Weighted Average Remaining Years, Adjusted	[1]	1 year 4 months 28 days
Weighted Average Exercise Price, Exercised		$ (0.011)	$ (0.06)
Weighted Average Exercise Price,Forfeited and cancelled		$ (0.008)
Weighted Average Remaining Years, Forfieted and cancelled		1 year 3 months 29 days
Number of Warrants, Outstanding, Ending Balance		314,217,451	1,216,845,661	619,523,492
Weighted Average Exercise Price, Outstanding Ending Balance		$ 0.114	$ 0.06	$ 0.03

[1]	Required dilution adjustment per warrant agreement